[BROWN BROTHERS HARRIMAN LOGO]

ANNUAL REPORT

JUNE 30, 2002

BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 MUNICIPAL BONDS (81.0%)
                 EDUCATION (9.4%)
$   4,100,000    Connecticut State Health & Educational
                    Facilities Authority, Yale University Revenue*         07/01/02       1.950%       $ 4,100,000
    6,400,000    Connecticut State Health & Educational
                    Facilities Authority, Yale University Revenue*         07/01/02       1.800          6,400,000
    5,700,000    Connecticut State Health & Educational
                    Facilities Authority, Yale University Revenue*         07/03/02       1.000          5,700,000
    1,200,000    East Carolina University, North Carolina*                 07/04/02       1.300          1,200,000
    8,970,000    Louisiana State University, Agricultural &
                    Mechanical College*                                    07/03/02       1.100          8,970,000
    1,900,000    Massachusetts State Industrial Finance Agency,
                    Showa Women's Institute Revenue*                       07/01/02       2.000          1,900,000
    1,000,000    Ohio State University Revenue*                            07/01/02       1.150          1,000,000
    3,000,000    Ohio State University Revenue*                            07/08/02       1.000          3,000,000
    3,000,000    Ohio State University Revenue*                            07/08/02       1.000          3,000,000
    3,550,000    Oklahoma State Capitol Improvement Authority              09/01/02       5.000          3,570,859
                                                                                                       -----------
                 TOTAL EDUCATION                                                                        38,840,859
                                                                                                       -----------
                 GENERAL OBLIGATIONS (23.5%)
    1,000,000    Anchorage, Alaska                                         10/01/02       5.500          1,008,961
      795,000    Arlington County, Virgina                                 02/01/03       3.000            800,967
    1,200,000    Clark County, Nevada, School District*                    07/01/02       1.700          1,200,000
    5,000,000    Connecticut State*                                        07/04/02       1.200          5,000,000
      735,000    Crowley, Texas, Independent School District               08/01/02       3.000            735,935
    1,090,000    Cypress-Fairbanks, Texas, Independent
                    School District                                        02/15/03       4.000          1,105,069
    1,000,000    Dallas, Texas                                             02/15/03       6.500          1,028,574
    1,000,000    Dallas, Texas                                             02/15/03       6.000          1,025,500
    1,400,000    District of Columbia*                                     07/01/02       2.000          1,400,000
      400,000    District of Columbia*                                     07/01/02       2.000            400,000
    2,385,000    District of Columbia*                                     07/03/02       1.250          2,385,000
    2,710,000    Durham County, North Carolina                             04/01/03       4.250          2,760,525
    1,500,000    Duval County, Florida, School District                    08/01/02       5.900          1,505,541
      535,000    Ewing Twp, New Jersey, School District                    08/01/02       5.300            536,156
    1,000,000    Fairfax County, Virginia                                  06/01/03       4.875          1,029,694

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 MUNICIPAL BONDS (CONTINUED)
                 GENERAL OBLIGATIONS (CONTINUED)
$   1,000,000    Fort Bend, Texas, Independent School District             02/15/03       7.000%       $ 1,033,062
    3,000,000    Georgia State                                             07/01/02       4.000          3,000,000
    1,000,000    Georgia State                                             09/01/02       5.750          1,007,327
      950,000    Georgia State                                             12/01/02       6.750            968,959
    1,200,000    Georgia State                                             12/01/02       6.500          1,224,967
    2,195,000    Georgia State                                             03/01/03       5.950          2,252,112
    1,000,000    Gwinnett County, Georgia                                  01/01/03       5.375          1,019,204
    4,520,000    Harris County, Texas*                                     07/03/02       1.150          4,520,000
    1,000,000    Hawaii State                                              03/01/03       6.250          1,030,371
    1,500,000    Hennepin, Minnesota*                                      07/04/02       1.200          1,500,000
    5,025,000    Minneapolis, Minnesota*                                   07/08/02       1.200          5,025,000
    4,000,000    Minneapolis, Minnesota*                                   07/08/02       1.200          4,000,000
    3,400,000    Minneapolis, Minnesota*                                   07/08/02       1.200          3,400,000
    1,420,000    Minneapolis, Minnesota*                                   07/08/02       1.200          1,420,000
      400,000    Minneapolis, Minnesota*                                   07/08/02       1.200            400,000
    1,000,000    Minnesota State                                           08/01/02       5.700          1,002,498
    5,000,000    Montgomery County, Maryland                               02/01/03       4.000          5,072,032
    3,050,000    New York, New York*                                       07/01/02       1.770          3,050,000
    2,470,000    New York, New York*                                       07/01/02       1.770          2,470,000
    2,100,000    New York, New York*                                       07/01/02       1.770          2,100,000
    2,000,000    New York, New York*                                       07/01/02       1.770          2,000,000
    1,400,000    New York, New York*                                       07/01/02       1.750          1,400,000
    1,200,000    New York, New York*                                       07/01/02       1.750          1,200,000
    1,000,000    New York, New York*                                       07/01/02       1.750          1,000,000
      600,000    New York, New York*                                       07/01/02       1.750            600,000
      200,000    New York, New York*                                       07/01/02       1.750            200,000
    1,830,000    North Richland Hills, Texas                               02/15/03       4.000          1,855,624
    1,000,000    Pima County, Arizona, School District                     07/01/02       4.750          1,000,000
    3,635,000    Seattle, Washington*                                      07/03/02       1.250          3,635,000
    1,400,000    Seattle, Washington                                       12/01/02       4.600          1,417,873
    1,245,000    Sedwick County, Kansas, School District                   09/01/02       6.500          1,255,633
    2,100,000    Seminole County, Florida, School District                 08/01/02       5.900          2,107,399
    2,000,000    South Carolina State                                      08/01/02       5.750          2,007,355
    2,000,000    South Carolina State                                      08/01/02       4.250          2,004,773

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        FINANCIAL STATEMENT JUNE 30, 2002

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 MUNICIPAL BONDS (CONTINUED)
                 GENERAL OBLIGATIONS (CONTINUED)
$   1,000,000    South Carolina State                                      04/01/03       5.500%      $  1,028,129
      500,000    Spring Branch, Texas, Independent School District         02/01/03       4.250            506,181
    3,345,000    Stamford, Connecticut                                     08/15/02       4.000          3,351,066
    1,500,000    Utah State                                                07/01/02       5.500          1,500,000
      900,000    Utah State*                                               07/03/02       1.200            900,000
    1,000,000    Washington Suburban Sanitary
                    Commission, Maryland                                   06/01/03       5.000          1,030,542
                                                                                                      ------------
                 TOTAL GENERAL OBLIGATIONS                                                              97,417,029
                                                                                                      ------------
                 HEALTH CARE (3.0%)
    1,300,000    Golden Valley, Minnesota, Industrial
                    Development*                                           07/01/02       1.380          1,300,000
    5,500,000    Illinois Health Care Facilities Authority*                07/03/02       1.300          5,500,000
      900,000    Kansas City, Missouri, Hospital Revenue*                  07/01/02       2.000            900,000
      800,000    Kansas City, Missouri, Hospital Revenue*                  07/01/02       2.000            800,000
    1,500,000    Oklahoma State Industrial Authority*                      07/01/02       1.850          1,500,000
      500,000    Washington State Health Care Facilities
                    Authority*                                             07/01/02       2.050            500,000
    1,800,000    Washington State Health Care Facilities
                    Authority*                                             07/01/02       1.830          1,800,000
                                                                                                      ------------
                 TOTAL HEALTH CARE                                                                      12,300,000
                                                                                                      ------------
                 INDUSTRIAL (10.6%)
    3,600,000    Burke County, Georgia, Development Authority,
                    Pollution Control Revenue*                             07/01/02       2.000          3,600,000
    2,200,000    Columbia, Alabama, Pollution Control Revenue*             07/01/02       2.000          2,200,000
    2,100,000    Columbia, Alabama, Pollution Control Revenue*             07/01/02       2.000          2,100,000
      600,000    Delaware County, Pennsylvania, Industrial
                    Development Authority*                                 07/03/02       1.150            600,000
    2,000,000    Forsyth, Montana, Pollution Control Revenue*              07/01/02       2.000          2,000,000
    1,000,000    Hurley, New Mexico, Pollution Control Revenue*            07/01/02       1.850          1,000,000
    1,000,000    Jackson County, Mississippi, Port
                    Facilites Revenue*                                     07/01/02       1.850          1,000,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 MUNICIPAL BONDS (CONTINUED)
                 INDUSTRIAL (CONTINUED)
$   1,300,000    Joliet, Illinois, Marine Terminal Revenue*                07/05/02       1.010%      $  1,300,000
    9,100,000    Kemmerer, Wyoming, Pollution Control Revenue*             07/01/02       1.700          9,100,000
      500,000    Lincoln County, Wyoming, Pollution
                    Control Revenue*                                       07/01/02       1.800            500,000
    2,000,000    Lincoln Country, Wyoming, Pollution
                    Control Revenue*                                       07/01/02       1.700          2,000,000
      400,000    Lincoln County, Wyoming, Pollution
                    Control Revenue*                                       07/01/02       1.700            400,000
      100,000    Lincoln County, Wyoming, Pollution
                    Control Revenue*                                       07/01/02       1.700            100,000
      800,000    Midlothian, Texas, Pollution Control Revenue*             07/03/02       1.250            800,000
    4,100,000    Monroe County, Georgia, Pollution
                    Control Revenue*                                       07/01/02       2.000          4,100,000
    3,500,000    Monroe County, Georgia, Pollution
                    Control Revenue*                                       07/01/02       2.000          3,500,000
    4,800,000    New York State, Pollution Control Revenue*                07/01/02       2.000          4,800,000
    4,350,000    New York State, Pollution Control Revenue*                07/01/02       1.770          4,350,000
      500,000    Port Arthur, Texas NAV (Texaco, Inc. Project)*            07/01/02       1.850            500,000
                                                                                                      ------------
                 TOTAL INDUSTRIAL                                                                       43,950,000
                                                                                                      ------------
                 MISCELLANEOUS (9.4%)
    3,000,000    California Housing Finance Agency*                        07/01/02       1.150          3,000,000
    1,500,000    California Housing Finance Agency*                        07/08/02       1.300          1,500,000
    4,000,000    California State                                          11/27/02       3.000          4,019,752
    1,920,000    East Baton Rouge Parish, Louisiana                        02/01/03       8.000          1,989,529
    2,535,000    Jefferson Parish, Louisiana                               02/01/03       5.000          2,582,970
    7,000,000    Massachusetts State*                                      07/08/02       1.250          7,000,000
    6,700,000    Michigan State Housing Development Authority,
                    Rental Housing Revenue                                 07/03/02       1.200          6,700,000
    1,000,000    New York State Local Government
                    Assistance Corp.*                                      07/03/02       1.150          1,000,000
    2,170,000    New York, New York, City Transitional Finance
                    Authority*                                             07/03/02       1.150          2,170,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 MUNICIPAL BONDS (CONTINUED)
                 MISCELLANEOUS (CONTINUED)
$   1,000,000    New York, New York, City Transitional Finance
                    Authority*                                             07/03/02       1.050%     $   1,000,000
    5,000,000    Riverside County, California, Special
                    Tax Revenue*                                           07/03/02       1.100          5,000,000
    2,000,000    Texas State                                               08/29/02       3.750          2,007,368
    1,000,000    West Virginia State Building Commission                   07/01/02       5.000          1,000,000
                                                                                                      ------------
                 TOTAL MISCELLANEOUS                                                                    38,969,619
                                                                                                      ------------
                 PRE-REFUNDED(a) (17.6%)
    3,785,000    Bethlehem, Pennsylvania, Water Authority                  11/15/02       6.100          3,849,856
    1,000,000    Boston, Massachusetts                                     07/01/02       6.100          1,020,000
    1,000,000    Connecticut State                                         03/15/03       5.625          1,045,586
    4,100,000    Cook County, Illionois                                    11/15/02       6.600          4,256,363
    1,000,000    Delaware State                                            07/01/02       5.600          1,020,000
      900,000    Florida State                                             07/01/02       6.250            908,809
    1,000,000    Florida State                                             10/01/02       6.000          1,029,008
    1,500,000    Florida State Turnpike Authority                          07/01/02       6.300          1,514,499
      750,000    Florida State Turnpike Authority                          07/01/02       6.250            757,339
      450,000    Florida State, Pollution Control Revenue                  07/01/02       6.600            454,500
    1,000,000    Frederick County, Maryland                                07/01/02       6.300          1,020,000
    2,240,000    Frederick, Maryland                                       12/01/02       6.000          2,326,466
      950,000    Kansas State Department of Transportation,
                    Highway Revenue                                        09/01/02       6.000            975,862
    1,000,000    King County, Washington, School District                  12/01/02       6.200          1,029,065
    1,000,000    Kingsport, Tennessee                                      12/01/02       6.200          1,038,998
    1,000,000    La Plata County, Colorado, School District                11/01/02       6.600          1,026,710
    2,900,000    Las Vegas-Clark County, Nevada, Library District          02/01/03       6.000          3,001,563
    1,000,000    Massachusetts State Water Resources Authority             07/15/02       6.500          1,021,825
      905,000    Massachusetts State Water Resources Authority             07/15/02       5.500            906,372
    1,500,000    Michigan State Trunk Line Highway Revenue
                    Series A                                               10/01/02       5.500          1,514,322
    6,245,000    Michigan State Trunk Line Highway Revenue
                    Series B-2                                             10/01/02       5.500          6,302,468
    3,000,000    Milwaukee County, Wisconsin                               12/01/02       5.300          3,046,166

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 MUNICIPAL BONDS (CONTINUED)
                 PRE-REFUNDED (CONTINUED)
$   1,425,000    Minnesota State                                           08/01/02       6.000%     $   1,429,078
    1,500,000    Minnesota State                                           08/01/02       5.900          1,505,404
    1,000,000    Mississippi State                                         12/15/02       6.000          1,020,220
    1,000,000    Mississippi State                                         12/15/02       6.000          1,020,220
    1,000,000    Mississippi State                                         12/15/02       5.600          1,018,397
    1,400,000    Nebraska Public Power District                            01/01/03       6.125          1,458,547
    1,415,000    New Jersey State                                          08/01/02       6.000          1,423,406
      750,000    New Hampshire Municipal Bond                              02/15/03       5.875            783,848
    1,500,000    New York State Dormitory Authority                        05/15/03       6.000          1,585,716
    3,000,000    Pennsylvania State University Revenue                     08/15/02       5.550          3,074,586
    4,000,000    Pennsylvania State University Revenue                     08/15/02       5.500          4,099,303
    3,550,000    Pfluggerville, Texas, Independent School District         08/15/02       5.000          3,560,425
    1,000,000    Pinellas County, Florida, Transportation
                    Improvement Revenue                                    08/01/02       5.900          1,023,669
    1,000,000    Richmond, Virginia                                        07/15/02       6.400          1,021,847
    1,000,000    Richmond, Virginia, Metropolitan Authority
                    Expressway Revenue                                     07/15/02       6.375          1,021,013
    1,050,000    Shawnee County, Kansas, School District                   02/01/03       5.300          1,069,976
      500,000    Texas State                                               10/01/02       6.100            505,771
    1,000,000    Virginia Beach, Virginia                                  07/15/02       5.700          1,021,492
    5,000,000    Virginia State                                            06/01/03       6.250          5,303,637
    1,000,000    Washoe County, Nevada, School District                    10/01/02       5.900          1,018,696
                                                                                                      ------------
                 TOTAL PRE-REFUNDED                                                                     73,031,028
                                                                                                      ------------
                 TRANSPORTATION (4.1%)
    1,100,000    Lone Star, Texas, Airport Improvement Authority*          07/01/02       1.830          1,100,000
    1,100,000    Lone Star, Texas, Airport Improvement Authority*          07/01/02       1.830          1,100,000
    1,000,000    Lone Star, Texas, Airport Improvement Authority*          07/01/02       1.830          1,000,000
    1,725,000    Phoenix, Arizona, Airport Revenue                         07/01/02       5.750          1,725,000
      500,000    Springfield, Missouri, State Highway
                    Improvement Corp.                                      08/01/02       5.250            501,036
   10,000,000    Triborough, Bridge & Tunnel Authority, New York*          07/03/02       1.150         10,000,000
    1,655,000    Triborough, Bridge & Tunnel Authority, New York*          07/03/02       1.150          1,655,000
                                                                                                      ------------
                 TOTAL TRANSPORTATION                                                                   17,081,036
                                                                                                      ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 MUNICIPAL BONDS (CONTINUED)
                 UTILITIES (1.3%)
$   3,000,000    Long Island Power Authority New York Electric
                    System Revenue*                                        07/01/02       1.850%     $   3,000,000
      800,000    Washington State Public Power Supply System*              07/03/02       1.400            800,000
    1,500,000    Washington State Public Power Supply System*              07/03/02       1.200          1,500,000
                                                                                                      ------------
                 TOTAL UTILITIES                                                                         5,300,000
                                                                                                      ------------
                 WATER/SEWER (2.1%)
    1,500,000    Boston, Massachusetts, Water & Sewer Revenue*             07/04/02       1.050          1,500,000
    1,000,000    Massachusetts State Water Resources Authority*            07/03/02       1.200          1,000,000
    1,550,000    Massachusetts State Water Resources Authority*            07/03/02       1.150          1,550,000
    1,825,000    New Jersey Economic Development Authority,
                    Water Facilites Revenue*                               07/01/02       2.000          1,825,000
    1,000,000    New York, New York, Water and Sewer Revenue*              07/03/02       1.150          1,000,000
      755,000    Ohio State Water Development Authority                    06/01/03       4.000            768,956
    1,110,000    Phoenix, Arizona, Water System Revenue                    07/01/02       4.000          1,109,759
                                                                                                      ------------
                 TOTAL WATER/SEWER                                                                       8,753,715
                                                                                                      ------------
                 TOTAL MUNCIPAL BONDS                                                                  335,643,286
                                                                                                      ------------
                 COMMERCIAL PAPER (18.4%)
    2,600,000    Baltimore County, Maryland                                09/09/02       1.350          2,600,000
    3,000,000    Burke County, Georgia, Development Authority              07/18/02       1.500          3,000,000
    4,000,000    Chesterfield, Virginia, Industrial
                    Development Authority                                  09/06/02       1.450          4,000,000
    2,000,000    Chesterfield, Virginia, Industrial
                    Development Authority                                  09/10/02       1.450          2,000,000
    3,845,000    City of Fort Worth, Texas                                 07/16/02       1.500          3,845,000
    1,000,000    City of Fort Worth, Texas                                 08/08/02       1.450          1,000,000
    1,500,000    City of Fort Worth, Texas                                 08/09/02       1.450          1,500,000
    2,000,000    City of Fort Worth, Texas                                 08/09/02       1.400          2,000,000
    7,000,000    City of Houston, Texas                                    08/22/02       1.350          7,000,000
    5,000,000    City of Houston, Texas                                    09/04/02       1.350          5,000,000
    1,500,000    City of Houston, Texas                                    09/09/02       1.350          1,500,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                              MATURITY      INTEREST
    AMOUNT                                                                  DATE          RATE            VALUE
    ------                                                                  ----        --------          -----
                 COMMERCIAL PAPER (CONTINUED)
$   2,800,000    City of San Antonio, Texas                                08/12/02       1.450%      $  2,800,000
    4,000,000    City of San Antonio, Texas                                08/21/02       1.400          4,000,000
    1,000,000    Las Vegas Valley, Nevada, Water District                  07/17/02       1.500          1,000,000
    2,700,000    Las Vegas Valley, Nevada, Water District                  08/09/02       1.450          2,700,000
    2,000,000    Las Vegas Valley, Nevada, Water District                  09/05/02       1.350          2,000,000
    2,000,000    Louisa, Virginia, Industrial Development Authority        08/12/02       1.450          2,000,000
    8,000,000    Louisa, Virginia, Industrial Development Authority        10/04/02       1.550          8,000,000
    2,000,000    Municipal Electric Authority, Georgia                     07/09/02       1.250          2,000,000
    3,642,000    Municipal Electric Authority, Georgia                     08/01/02       1.300          3,642,000
    4,000,000    New York City Municipal Water Finance Authority           08/26/02       1.350          4,000,000
    5,000,000    Orlando, Florida, Utilities Revenue                       08/08/02       1.450          5,000,000
    4,000,000    South Carolina State                                      07/16/02       1.450          4,000,000
    1,400,000    Tennessee State School Bond                               08/12/02       1.450          1,400,000
                                                                                                      ------------
                 TOTAL COMMERCIAL PAPER                                                                 75,987,000
                                                                                                      ------------
TOTAL INVESTMENTS, AT AMORTIZED COST                                                       99.4%      $411,630,286
OTHER ASSETS IN EXCESS OF LIABILITIES                                                       0.6          2,512,456
                                                                                          -----       ------------
NET ASSETS                                                                                100.0%      $414,142,742
                                                                                          =====       ============

(a) General obligation or revenue bonds that have been fully secured or collaterized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2002 coupon rate.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
   Investments, at amortized cost                                  $411,630,286
   Cash                                                                   8,988
   Interest receivable                                                2,741,999
   Prepaid expenses                                                       6,230
                                                                   ------------
         TOTAL ASSETS                                               414,387,503
                                                                   ------------
LIABILITIES:
   Payables for:
      Shareholder servicing/eligible institution fees                    88,316
      Investment advisory fees                                           52,989
      Dividends declared                                                 36,698
      Administrative fees                                                35,326
      Professional fees                                                  23,068
      Board of Trustees' fees                                             2,541
      Custody fees                                                        2,496
      Accrued expenses and other liabilities                              3,327
                                                                   ------------
         TOTAL LIABILITIES                                              244,761
                                                                   ------------
NET ASSETS, for 414,231,244 fund shares outstanding                $414,142,742
                                                                   ============
Net Assets Consist of:
   Paid-in capital                                                 $414,142,742
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE                              $1.00
                                                                          =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002

NET INVESTMENT INCOME:
   INCOME:
      Interest                                                     $  6,065,672
                                                                   ------------
   EXPENSES:
      Shareholder services/eligible institution fees                    839,141
      Investment advisory fees                                          503,485
      Administrative fees                                               335,656
      Custody fees                                                      129,769
      Board of Trustees' fees                                            12,560
      Miscellaneous expenses                                             23,284
                                                                   ------------
         TOTAL EXPENSES                                               1,843,895
         Expense offset arrangement                                     (68,908)
                                                                   ------------
         NET EXPENSES                                                 1,774,987
                                                                   ------------
   NET INVESTMENT INCOME                                           $  4,290,685
                                                                   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                                 -----------------------------------
                                                                       2002               2001
                                                                 ---------------    ----------------
INCREASE IN NET ASSETS:
   From Operations:
      Net investment income                                       $   4,290,685      $   4,886,725
      Total declared as dividends to shareholders                    (4,378,823)        (4,887,089)
                                                                  -------------      -------------
         Net decrease in net assets from operations                     (88,138)              (364)
                                                                  -------------      -------------
   From Fund Share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
         Fund shares sold                                           922,241,329        595,944,310
         Fund shares issued in reinvestment of dividends              2,249,150          3,514,408
         Fund shares repurchased                                   (709,657,321)      (573,110,239)
                                                                  -------------      -------------
      Net increase in net assets resulting from
         fund share transactions                                    214,833,158         26,348,479
                                                                  -------------      -------------
            Total increase in net assets                            214,745,020         26,348,115
NET ASSETS:
   Beginning of year                                                199,397,722        173,049,607
                                                                  -------------      -------------
   END OF YEAR                                                    $ 414,142,742      $ 199,397,722
                                                                  =============      =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period

                                                                                                    FOR THE PERIOD FROM
                                                                                                     FEBRUARY 22, 1999
                                                           FOR THE YEARS ENDED JUNE 30,                (COMMENCEMENT
                                                       ----------------------------------------      OF OPERATIONS) TO
                                                          2002           2001           2000           JUNE 30, 1999
                                                       ----------     ----------     ----------     -------------------
Net asset value, beginning of period                      $ 1.00         $ 1.00         $ 1.00            $ 1.00
Income from investment operations:
   Net investment income                                    0.01           0.03           0.03              0.01
Dividends to shareholders from
   net investment income                                   (0.01)         (0.03)         (0.03)            (0.01)
                                                        --------       --------       --------           -------
Net asset value, end of period                            $ 1.00         $ 1.00         $ 1.00            $ 1.00
                                                        ========       ========       ========           =======
Total return(1)                                             1.40%          3.20%          3.05%             1.03%

Ratios/ Supplemental Data:
   Net assets, end of period (000's omitted)            $414,143       $199,398       $173,050           $14,654
   Ratio of expenses to average net assets(1)               0.53%(2)       0.65%          0.65%             0.65%(3)
   Ratio of net investment income to
      average net assets                                    1.28%          3.17%          3.24%             2.63%(3)

-------------------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:

      Expenses paid by the Fund                                -           0.62%          0.62%             1.23%(3)
      Expense offset arrangement                               -           0.03%          0.03%             0.05%(3)
                                                                           ----           ----              ----
      Net expenses                                             -           0.65%          0.65%             1.28%(3)
                                                                           ====           ====              ====
      Total return                                             -           3.20%          3.05%             0.40%

(2) The ratio of expenses to average net assets for the year ended June 30, 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.55%

(3) Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax Exempt Money Fund, formerly The 59 Wall Street Tax Exempt Money Fund, (the "Fund") is a separate, diversified series of BBH Trust, formerly The 59 Wall Street Trust, (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2002, there were four series of the Trust.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

     C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2002, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

     D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

     E. OTHER. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the year ended June 30, 2002, the Fund incurred $503,485 for advisory services.

     ADMINISTRATIVE FEES. The Trust has an administration agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the year ended June 30, 2002, the Fund incurred $335,656 for administrative services.

     SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2002, the Fund incurred $839,141 for shareholder servicing/eligible institution services.

     BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2002, the Fund incurred $12,560 for Trustees' fees.

     CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2002, the Fund incurred $129,769 for custody services. These fees were reduced $68,908 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.2% to 12.4% of investments. At June 30, 2002, the five largest holdings by state were Texas 12.4%; New York 11.8%; Georgia 7.1%; Virginia 6.4% and Connecticut 6.2%.

4. FEDERAL INCOME TAX STATUS. At June 30, 2002, the Fund had a net capital loss carryover of approximately $9,000, which is available through June 30, 2010, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

INDEPENDENT AUDITORS' REPORT

TRUSTEES AND SHAREHOLDERS
BBH TAX EXEMPT MONEY FUND (A SERIES OF THE BBH TRUST):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Tax Exempt Money Fund, formerly The 59 Wall Street Tax Exempt Money Fund (a series of the BBH Trust, formerly The 59 Wall Street Trust) (the "Fund") as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2002 and 2001, and the financial highlights for the years ended June 30, 2002, 2001 and 2000 and the period from February 22, 1999 (commencement of operations) to June 30, 1999. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BBH Tax Exempt Money Fund at June 30, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 16, 2002

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
(unaudited)

Information about the Fund's Trustees appears below. Part B to the Registration Statement of BBH Tax Exempt Money Fund includes additional information about the Fund's Trustees and is available upon request without charge through your financial advisor.

                                          TERM OF                                                    NUMBER OF
                                          OFFICE*                                                    PORTFOLIOS
                          POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                     HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,                  CORPORATION/    OF TIME    PRINCIPAL OCCUPATION(S)                         OVERSEEN        HELD BY
AND AGE                   PORTFOLIO       SERVED     DURING PAST 5 YEARS                             BY TRUSTEE^     DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
J.V. Shields, Jr.         Chairman of     Since      Managing Director, Chairman and                 5               Director/
(aged 64)                 the Board and   October    Chief Executive Officer of                                      Trustee of
Shields & Company,        Trustee         1999       Shields & Company; Chairman of                                  BBH Fund, Inc.
140 Broadway,                                        Capital Management Associates, Inc.;                            (12)
New York, NY                                         Director of Flowers Industries, Inc.; Vice
10005                                                Chairman and Trustee of New York
                                                     Racing Association.

Eugene P. Beard           Trustee         Since      Vice Chairman-Finance                           5               Director/
(aged 67)                                 October    and Operations and CFO (May                                     Trustee of
The Interpublic Group                     1999       1995-February 2000) and special                                 BBH Fund, Inc.
of Companies, Inc.,                                  advisor (March 2000-present) of                                 (12)
1271 Avenue of the                                   The Interpublic Group of Companies.
Americas,
New York, NY
10020

David P. Feldman          Trustee         Since      Retired; Vice President and                     5               Director/
(aged 62)                                 October    Investment Manager of AT&T                                      Trustee of
3 Tall Oaks Drive,                        1999       Investment Management                                           BBH Fund, Inc.
Warren, NJ                                           Corporation (prior to October 1997);                            (12)
07059                                                Director of Dreyfus Mutual Funds,
                                                     Jeffrey Co. and Heitman Financial

Alan G. Lowy              Trustee         Since      Private Investor; Secretary of the              5               Director/
(aged 63)                                 October    Los Angeles County Board of                                     Trustee of
4111 Clear Valley                         1999       Investments (until March 1995).                                 BBH Fund, Inc.
Drive,                                                                                                               (12)
Encino, CA
91436

Arthur D. Miltenberger    Trustee         Since      Retired; Executive Vice President               5               Director/
(aged 63)                                 October    and Chief Financial Officer of                                  Trustee of
195 Darlington                            1999       Richard K. Mellon and Sons                                      BBH Fund, Inc.
Rector Road,                                         (until June 1998).                                              (12)
Ligonier, PA
15658

                                          TERM OF                                                    NUMBER OF
                                          OFFICE*                                                    PORTFOLIOS
                          POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                     HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,                  CORPORATION/    OF TIME    PRINCIPAL OCCUPATION(S)                         OVERSEEN        HELD BY
AND AGE                   PORTFOLIO       SERVED     DURING PAST 5 YEARS                             BY TRUSTEE^     DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Richard L. Carpenter      Trustee         Since      Retired; Director of Investments,               5               Director/
(aged 69)                                 March      Pennsylvania Public School                                      Trustee of
10820 North La Quinta                     1999       Employees' Retirement System                                    BBH Fund, Inc.
Drive,                                               (until December 1997).                                          (12)
Tucson, AZ 85737

Clifford A. Clark         Trustee         Since      Retired.                                        5               Director/
(aged 72)                                 March                                                                      Trustee of BBH
42 Clowes Drive,                          1999                                                                       Fund, Inc. (12)
Falmouth, MA
02540

J. Angus Ivory            Trustee         Since      Retired; Director of Brown Brothers             5               Director/
(aged 69)                                 March      Harriman Ltd. (subsidiary of Brown                              Trustee of BBH
Greenway Farm,                            1999       Brothers Harriman & Co.) (until                                 Fund, Inc. (12)
Tockenham, Swindon,                                  December 2001); Director of Old
Wiltshire,                                           Daily Saddlery (1992 to present);
SN4 7PP England                                      Advisor, RAF Central Fund
                                                     (1992 to present).

Philip W. Coolidge        President       Since      Co-Chief Executive Officer of                   N/A             N/A
(aged 50)                                 March      Signature Financial Group, Inc.
21 Milk Street,                           1999       ("SFG"); President and Chief
5th Floor,                                           Executive Officer of Signature
Boston, MA                                           Broker-Dealer Services, Inc. ("SBDS"),
02109                                                59 Wall Street Administrators, Inc.
                                                     (59 Wall Street Administrators) and
                                                     59 Wall Street Distributors, Inc.
                                                     (59 Wall Street Distributors);
                                                     President of Islamic Global Equity
                                                     Fund (since November 2000) and
                                                     all registered investment companies
                                                     in BBH Fund complex (currently 12).

Linwood C. Downs          Treasurer       Since      President and Chief Operating                   N/A             N/A
(aged 40)                                 March      Officer of SFG; Treasurer of SBDS,
21 Milk Street,                           1999       59 Wall Street Administrators and
5th Floor,                                           59 Wall Street Distributors;
Boston, MA                                           Treasurer of Islamic Global Equity
02109                                                Fund (since November 2000) and all
                                                     registered investment companies in
                                                     BBH Fund complex (currently 12).

                                          TERM OF                                                    NUMBER OF
                                          OFFICE*                                                    PORTFOLIOS
                          POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                     HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,                  CORPORATION/    OF TIME    PRINCIPAL OCCUPATION(S)                         OVERSEEN        HELD BY
AND AGE                   PORTFOLIO       SERVED     DURING PAST 5 YEARS                             BY TRUSTEE^     DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Christine D. Dorsey       Secretary       Since      Vice President of SFG; Secretary of             N/A             N/A
(aged 31)                                 February   SBDS, 59 Wall Street Administrators
21 Milk Street,                           2001       and 59 Wall Street Distributors;
5th Floor,                                           Secretary (since February 2001) and
Boston, MA                                           Assistant Secretary (December 1996-
02109                                                February 2001) of all registered
                                                     investment companies in BBH Fund
                                                     complex (currently 12); Secretary of
                                                     Islamic Global Equity Fund (since
                                                     November 2000).

Susan Jakuboski           Assistant       Since      Assistant Treasurer, Assistant                  N/A             N/A
(aged 37)                 Treasurer       March      Secretary and Vice President of
21 Milk Street,           and             1999       Signature Financial Group (Cayman)
5th Floor,                Assistant                  Limited; Vice President of SFG;
Boston, MA                Secretary                  Assistant Treasurer and Assistant
02109                                                Secretary of Signature Broker-Dealer
                                                     Services, Inc., 59 Wall Street
                                                     Administrators and 59 Wall Street
                                                     Distributors; Assistant Treasurer and
                                                     Assistant Secretary of Islamic Global
                                                     Equity Fund (since November 2000)
                                                     and all registered investment
                                                     companies in BBH Fund complex
                                                     (currently 12).

Kate T. Alen              Assistant       Since      Vice President of SFG (since February           N/A             N/A
(aged 42)                 Secretary       August     2001); Assistant Secretary (since
21 Milk Street,                           2001       August 2001) of all registered
5th Floor,                                           investment companies in BBH Fund
Boston, MA                                           complex (currently 12) and Islamic
02109                                                Global Equity Fund; Associate,
                                                     Dechert (law firm) (September 1994-
                                                     February 2001).

* Each Trustee holds office until his successor has been duly elected and qualified, or until the Trustee sooner resigns, retires or is removed from office in accordance with the Fund's Declaration of Trust. Each Officer of the Fund holds office until his or her successor has been duly elected and qualified, unless he or she sooner resigns or is removed from office in accordance with the Fund's By-Laws.

^ The Fund complex consists of the BBH U.S. Money Market Portfolio, the BBH Money Market Fund, the BBH Tax Exempt Money Fund, the BBH Tax Free Short/Intermediate Fixed Income Fund, and the BBH U.S. Treasury Money Fund.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005


DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109


SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759



TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
BY TELEPHONE:                             CALL 1-800-625-1265
BY E-MAIL SEND YOUR REQUEST TO:           bbhfunds@bbh.com

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF THE FUNDS. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.



                         [BROWN BROTHERS HARRIMAN LOGO]